Long Term Payable (Details) - Schedule of Long Term Payable Represented the Financial Liabilities Due to Financial Lease - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Long term payables:
Long term payables	$ 4,972,722	$ 7,693,706
Current portion	3,773,019	4,710,644
Non-current portion	1,199,703	2,983,062
Far East International Financial Leasing Co., Ltd. (“Far East”) [Member]
Long term payables:
Long term payables		598,112
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”) [Member]
Long term payables:
Long term payables	2,518,368	3,403,003
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”) [Member]
Long term payables:
Long term payables	1,071,684	1,787,700
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”) [Member]
Long term payables:
Long term payables	$ 1,382,670	$ 1,904,891